COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for the premise leases
Fiscal year ending December 31, 2016	$ 66,863 (CDN $85,155 and CNY ¥35,032)
Fiscal year ending December 31, 2017	34,682 (CDN $48,000)
Total	$ 101,545 (CDN $133,155 and CNY ¥35,032)